UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported): January 30, 2024

JOHN DEERE RECEIVABLES LLC

(Exact name of securitizer as specified in its charter)

Commission File Number of Securitizer: 333-228964

Central Index Key Number of Securitizer: 0001762590

Edward R. Berk, (309) 748-2674

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: _____________________

Central Index Key Number of issuing entity (if applicable): _____________________

Central Index Key Number of underwriter (if applicable): _____________________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-l Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-l Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), John Deere Receivables LLC has indicated by check mark that there is no activity to report for the annual period from January 1, 2023 to December 31, 2023.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-l

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 30, 2024	JOHN DEERE RECEIVABLES LLC
(Securitizer)

	By:	/s/ Edward R. Berk
		Name:	Edward R. Berk
		Title:	Secretary